Share-based Payments	6 Months Ended
Dec. 31, 2019
Share-based Payments [Abstract]
Share-based Payments

6 Share-based payments

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options re-valued under ESOP during the half-year 31 December 2019 included:

				Share			Risk-	Fair value
				price at			free	at grant
	Expiry	Exercise	No. of	grant	Expected	Dividend	interest	date per
Grant date	date	price ($)	options	date ($)	volatility	yield	rate	option ($)

2019-11-06	2024-02-10	0.50	5,000,000	0.15	98.30%	0.00%	0.88%	0.0736
5,000,000

Total expenses arising from share-based payment transactions recognised during the period were as follows:

	Consolidated entity
	31 December	30 June
	2019	2019
	$	$
Options issued under ESOP	(607,000)	1,343,500